FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT - Description of derivative financial instruments (Details) - 12 months ended Dec. 31, 2018 $ in Millions, $ in Millions	CAD ($) $ / $	USD ($)
Videotron | Foreign exchange forward contracts
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Average exchange rate | $ / $	1.3056
Notional amount sold	$ 165.6
Notional amount		$ 126.8
5.750% Senior Notes due 2023 | Cross-currency interest rate swaps
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Average exchange rate | $ / $	0.9792
Notional amount		$ 431.3
Effective interest rate (as a percent)		5.75%
Annual interest rate on notional amount (as a percent)		7.27%
5.750% Senior Notes due 2023 | Cross-currency interest rate swaps
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Average exchange rate | $ / $	0.9759
Notional amount		$ 418.7
Effective interest rate (as a percent)		5.75%
Annual interest rate on notional amount (as a percent)		6.85%
5.000% Senior Notes due 2022 | Videotron | Cross-currency interest rate swaps
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Average exchange rate | $ / $	0.9983
Notional amount		$ 543.1
Effective interest rate (as a percent)		5.00%
Annual interest rate on notional amount (as a percent)		6.01%
5.000% Senior Notes due 2022 | Videotron | Cross-currency interest rate swaps
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Average exchange rate | $ / $	1.0016
Notional amount		$ 256.9
Effective interest rate (as a percent)		5.00%
Annual interest rate on notional amount (as a percent)		5.81%
5.375% Senior Notes due 2024 | Videotron | Cross-currency interest rate swaps
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Average exchange rate | $ / $	1.1034
Notional amount		$ 158.6
Effective interest rate (as a percent)		5.375%
Annual interest rate on notional amount, interest rate basis	Bankers' acceptance 3 months
Annual interest rate on notional amount, adjustment to interest rate basis (as a percent)		2.67%
5.375% Senior Notes due 2024 | Videotron | Cross-currency interest rate swaps
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Average exchange rate | $ / $	1.1039
Notional amount		$ 441.4
Effective interest rate (as a percent)		5.375%
Annual interest rate on notional amount (as a percent)		5.62%
5.125% Senior Notes due 2024 | Videotron | Cross-currency interest rate swaps
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Average exchange rate | $ / $	1.3407
Notional amount		$ 600.0
Effective interest rate (as a percent)		5.125%
Annual interest rate on notional amount (as a percent)		4.82%
Term loan "B" | Cross-currency interest rate swaps
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Average exchange rate | $ / $	1.0346
Notional amount		$ 331.6
Annual interest rate on notional amount, interest rate basis	Bankers' acceptance 3 months
Annual interest rate on notional amount, adjustment to interest rate basis (as a percent)		2.77%
Revolver facility | Videotron | Cross-currency interest rate swaps
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Average exchange rate | $ / $	1.3417
Notional amount		$ 160.0
Annual interest rate on notional amount, interest rate basis	Bankers' acceptance 1 month
Annual interest rate on notional amount, adjustment to interest rate basis (as a percent)		0.42%